ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash, FDIC Insured Amount	$ 250,000		$ 250,000		$ 250,000
Impairment of Intangible Assets, Finite-lived					37,000	18,000
Impairment of Long-Lived Assets to be Disposed of					896,000	268,000
Allowance for Doubtful Accounts Receivable	20,000	0	20,000	0	16,000	0
Research and Development Expense, Total	2,056,000	1,352,000	4,510,000	2,999,000	5,468,000	4,806,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			5.23		5.29	2.05
Stock Issued During Period Non Convertible Debt			1,000,000,000		1,000,000,000
Common Stock Held By Non Affiliates	700,000,000		700,000,000		700,000,000
Warranty Reserves [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Product Warranty Expense			$ 10,000		$ 8,000	$ 0
Maximum [Member] | Property, Plant and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, Plant and Equipment, Useful Life			7 years		7 years
Minimum [Member] | Property, Plant and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, Plant and Equipment, Useful Life			3 years		3 years
Patents And Licenses [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-Lived Intangible Asset, Useful Life			20 years		20 years
Patents And Licenses [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-Lived Intangible Asset, Useful Life			18 years 6 months		18 years 6 months